Schedule of Investments (unaudited)	iShares® Morningstar Multi-Asset Income ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 20.3%
iShares Core High Dividend ETF(a)	123,038	$12,104,479
iShares Preferred and Income Securities ETF(a)(b)	898,066	35,356,858
		47,461,337
Domestic Fixed Income — 26.1%
iShares 10-20 Year Treasury Bond ETF(a)	233,193	34,470,589
iShares 20+ Year Treasury Bond ETF(a)(b)	179,320	26,483,771
		60,954,360
Domestic Real Estate — 4.5%
iShares Mortgage Real Estate ETF(a)	210,358	7,894,736
iShares U.S. Real Estate ETF(a)	23,050	2,531,812
		10,426,548
International Equity — 15.6%
iShares Emerging Markets Dividend ETF(a)	613,668	23,859,412
iShares International Developed Real Estate ETF(a)	51,747	1,508,425
iShares International Select Dividend ETF(a)	355,443	11,100,485
		36,468,322
International Fixed Income — 9.8%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(c)	545,856	22,849,532

Mortgage-Backed Securities — 15.0%
iShares MBS ETF(a)	325,532	35,102,115

Non-Investment Grade Bonds — 8.7%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	232,332	20,196,621

Total Investment Companies — 100.0%
(Cost: $237,713,881)		233,458,835
Security	Shares	Value

Short-Term Investments

Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(a)(d)(e)	36,549,380	$36,567,655
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	160,000	160,000
		36,727,655
Total Short-Term Investments — 15.7%
(Cost: $36,709,086)		36,727,655

Total Investments in Securities — 115.7%
(Cost: $274,422,967)		270,186,490

Other Assets, Less Liabilities — (15.7)%		(36,596,914)

Net Assets — 100.0%		$233,589,576

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,891,231	$22,676,425	(a)	$—	$36	$(37)	$36,567,655	36,549,380	$91,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	20,000	(a)	—	—	—	160,000	160,000	3		—
iShares 10-20 Year Treasury Bond ETF	25,390,759	11,387,653		(1,419,189)	6,513	(895,147)	34,470,589	233,193	128,580		—
iShares 20+ Year Treasury Bond ETF	38,754,388	267,720		(12,136,650)	(1,059,528)	657,841	26,483,771	179,320	115,612		—
iShares 7-10 Year Treasury Bond ETF(c)	11,183,745	—		(11,131,622)	225,532	(277,655)	—	—	7,232		—
iShares Core High Dividend ETF	22,389,381	121,348		(10,551,397)	735,823	(590,676)	12,104,479	123,038	95,955		—
iShares Emerging Markets Dividend ETF	22,843,120	1,617,000		(999,319)	197,214	201,397	23,859,412	613,668	423,361		—
iShares iBoxx $ High Yield Corporate Bond ETF	13,749,068	7,520,033		(833,782)	(2,032)	(236,666)	20,196,621	232,332	178,799		—
iShares International Developed Real Estate ETF	—	1,734,558		(170,328)	(1,015)	(54,790)	1,508,425	51,747	16,639		—
iShares International Select Dividend ETF	1,122,377	10,862,399		(460,775)	99,197	(522,713)	11,100,485	355,443	221,939		—
iShares J.P. Morgan EM Local Currency Bond ETF	11,784,335	12,996,705		(955,070)	(21,552)	(954,886)	22,849,532	545,856	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	11,396,778	—		(11,462,635)	67,529	(1,672)	—	—	35,415		—

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Multi-Asset Income ETF
October 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
iShares MBS ETF	$35,775,205	$1,087,234	$(1,474,128)	$(3,649)	$(282,547)	$35,102,115	325,532	$56,673	$—
iShares Mortgage Real Estate ETF	8,267,709	79,620	(754,206)	16,125	285,488	7,894,736	210,358	42,988	—
iShares Preferred and Income Securities ETF	36,571,471	356,987	(1,516,148)	50,167	(105,619)	35,356,858	898,066	416,634	—
iShares U.S. Real Estate ETF	3,856,007	24,530	(1,447,721)	111,287	(12,291)	2,531,812	23,050	6,832	—
				$421,647	$(2,789,973)	$270,186,490		$1,838,026	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$233,458,835	$—	$—	$233,458,835
Money Market Funds	36,727,655	—	—	36,727,655
	$270,186,490	$—	$—	$270,186,490

2